Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.3%
678,624	Invesco Senior Loan ETF	$ 13,884,647	3 .1
536,631	Schwab U.S. TIPS ETF	30,861,649	6 .9
79,559	Vanguard Real Estate ETF	5,557,196	1 .3

	Total Exchange-Traded Funds
	(Cost $51,451,066)	50,303,492	11 .3

MUTUAL FUNDS: 81.7%
	Affiliated Investment Companies: 81.7%
917,049	Voya Emerging Markets Index Portfolio - Class P2	8,629,433	1 .9
488,675	Voya High Yield Bond Fund - Class R6	3,430,497	0 .8
3,705,371	Voya International Index Portfolio - Class P2	30,495,201	6 .8
2,986,850	Voya Short Term Bond Fund - Class P2	28,494,547	6 .4
18,094,354	Voya U.S. Bond Index Portfolio - Class P2	202,475,822	45 .4
6,626,697	Voya U.S. Stock Index Portfolio - Class P2	90,785,753	20 .4

	Total Mutual Funds
	(Cost $371,517,439)	364,311,253	81 .7

	Total Long-Term Investments
	(Cost $422,968,505)	414,614,745	93 .0

SHORT-TERM INVESTMENTS: 6.4%
	Mutual Funds: 6.4%
28,655,994	(1) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $28,655,994)	28,655,994	6 .4

	Total Short-Term Investments
	(Cost $28,655,994)	28,655,994	6 .4

	Total Investments in Securities (Cost $451,624,499)	$ 443,270,739	99 .4
	Assets in Excess of Other Liabilities	2,465,896	0 .6
	Net Assets	$ 445,736,635	100 .0

(1)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$50,303,492	$–	$–	$50,303,492
Mutual Funds	364,311,253	–	–	364,311,253
Short-Term Investments	28,655,994	–	–	28,655,994
Total Investments, at fair value	$443,270,739	$–	$–	$443,270,739
Other Financial Instruments+
Futures	1,990,349	–	–	1,990,349
Total Assets	$445,261,088	$–	$–	$445,261,088
Liabilities Table
Other Financial Instruments+
Futures	$(937,926)	$–	$–	$(937,926)
Total Liabilities	$(937,926)	$–	$–	$(937,926)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020 , where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 03/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$ 9,949,232	$ 1,432,035	$ (319,791)	$ (2,432,043)	$ 8,629,433	$ -	$ (16,463)	$ -
Voya High Yield Bond Fund - Class R6	-	3,232,879	(20,168)	217,786	3,430,497	6,232	412	-
Voya International Index Portfolio - Class P2	33,772,074	5,552,831	(626,552)	(8,203,152)	30,495,201	-	15,778	-
Voya Short Term Bond - Class P2	33,044,213	1,620,639	(5,225,683)	(944,622)	28,494,547	221,847	(167,295)	-
Voya U.S. Bond Index Portfolio - Class P2	211,044,886	10,282,827	(23,145,902)	4,294,011	202,475,822	1,544,865	1,348,410	-
Voya U.S. Stock Index Portfolio - Class P2	100,681,018	16,734,895	(6,016,000)	(20,614,160)	90,785,753	-	466,709	-
	$ 388,491,423	$ 38,856,106	$ (35,354,096)	$ (27,682,180)	$ 364,311,253	$ 1,772,945	$ 1,647,551	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Index Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	76	06/19/20	$4,360,880	$552,622
S&P 500® E-Mini	34	06/19/20	4,368,490	179,430
U.S. Treasury 2-Year Note	141	06/30/20	31,073,976	468,998
U.S. Treasury Ultra Long Bond	40	06/19/20	8,875,000	789,299
			$48,678,346	$1,990,349
Short Contracts:
Mini MSCI EAFE Index	(112)	06/19/20	(8,732,080)	(634,555)
U.S. Treasury 10-Year Note	(65)	06/19/20	(9,014,687)	(303,371)
			$(17,746,767)	$(937,926)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $460,032,050.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 14,507,811
Gross Unrealized Depreciation	(30,216,699)
Net Unrealized Depreciation	$ (15,708,888)